Financial information by segment, Reconciliation of segment Adjusted EBITDA (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Financial information by segment [Abstract]
Loss attributable to the Company	$ 9,473	$ 18,166
Profit attributable to non-controlling interests	(11,278)	(11,720)
Income tax	12,975	42,390
Financial expense, net	224,893	251,422
Depreciation, amortization, and impairment charges	374,059	334,916
Total segment Adjusted EBITDA	(630,641)	(634,081)
Reconciling Item [Member]
Financial information by segment [Abstract]
Loss attributable to the Company	(9,473)	(18,166)
Profit attributable to non-controlling interests	11,278	11,720
Income tax	12,975	42,390
Financial expense, net	224,893	251,422
Depreciation, amortization, and impairment charges	374,059	334,916
Depreciation and amortization, financial expense and income tax expense of unconsolidated affiliates (pro rata of Atlantica's equity ownership)	16,909	11,799
Total segment Adjusted EBITDA	$ 630,641	$ 634,081